TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Cost of revenues	$ 6,607	$ 6,936	$ 6,004
Research and development	185	179	176
Selling and marketing	779	776	855
General and administrative	1,341	1,654	1,683
Finance expenses, net	$ 531	$ 564	$ 569